Other operating expenses	3 Months Ended
Sep. 30, 2024
Other operating expenses [Abstract]
Other operating expenses
Note 5. Other operating expenses

	Three months ended	Three months ended
	30 Sep 2024	30 Sep 2023
	US$'000	US$'000

Insurance	2,992	1,652
Sponsorship and marketing	578	293
Loss on theft of PPE in transit	1,724	-
ERS fees	98	-
Charitable donations	74	141
Filing fees	22	18
Other expenses	627	269
Non-refundable sales tax (See note 15 - Provisions)	2,681	1,594
Non-refundable provincial sales tax	973	314

Total other operating expenses	9,769	4,281
Other operating expenses previously included site expenses, however, for the period ended 30 September 2024, site expenses has been presented as a separate financial statement line item. Comparative figures have been updated accordingly.
Loss on theft of PPE in transit
In July 2024, a shipment of mining hardware with a carrying value of $1,724,000 was stolen whilst in transit to the Group’s site at Childress. The hardware has been written off during the period resulting in a loss of $1,724,000. As at 30 September 2024, insurance claims had been submitted with the relevant insurers. These claims were subsequently approved (less a non-deductible amount of $25,000) with the associated insurance proceeds recorded as Other Income in October 2024 (Refer to note 22 - Events after the reporting period).